UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.4%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/33	5,775,000		6,793,825
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/20	15,000,000		15,047,850
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	20,000,000	[a]	16,310,400
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/28	3,300,000		3,877,797
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	3,500,000		4,374,195
					46,404,067
Alaska - .6%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	8,485,000		8,258,281
Arizona - 1.3%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000	[b]	1,568,145
Maricopa County Industrial Development
Authority,
Revenue (Banner Health)	5.00	1/1/31	1,750,000		2,086,193
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	1,075,000		1,079,257
Pima County Industrial Development
Authority,
IDR (Tucson Electric Power Company
Project)	5.25	10/1/40	4,185,000		4,500,675
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	7,000,000		8,538,530
					17,772,800
California - 10.5%
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	5.00	4/1/28	5,000,000		5,858,800
California,
GO (Various Purpose)	5.00	8/1/29	7,500,000		9,178,125
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		16,533,300
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		15,683,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
California - 10.5% (continued)
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County Tobacco
Funding Corporation)	5.00	6/1/34	5,295,000	5,796,436
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	6,750,000	7,740,427
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/28	5,000,000	5,944,300
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/25	5,000,000	6,083,550
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/38	2,500,000	2,854,025
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,525,000	6,163,303
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	600,000	600,000
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/28	2,850,000	3,292,121
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/33	5,000,000	5,669,900
Los Angeles Unified School District,
GO	5.00	7/1/21	10,000,000	11,566,000
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000	4,050,229
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000	10,763,766
San Diego County Regional Airport
Authority,
Senior Airport Revenue	5.00	7/1/43	6,000,000	6,606,480
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/41	12,500,000	14,264,375
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000	5,732,300
				144,380,517
Colorado - 2.2%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/27	6,000,000	7,024,020
City and County of Denver,
Airport System Subordinate Revenue	5.25	11/15/43	6,000,000	6,678,840
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	4,315,000	4,566,867
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System)	5.25	1/1/25	4,000,000	4,379,720
Denver Convention Center Hotel Authority,
Convention Center Hotel Senior Revenue	5.00	12/1/36	1,315,000	1,486,871

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 2.2% (continued)
E-470 Public Highway Authority,
Senior Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	6,316,121
					30,452,439
Connecticut - 1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,953,375
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	6,000,000		6,971,520
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/34	5,025,000		5,742,570
					15,667,465
District of Columbia - .7%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	53,600,000	[c]	7,827,744
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	2,000,000		2,316,380
					10,144,124
Florida - 7.8%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,754,920
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/20	7,000,000		7,778,960
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/25	30,000,000		36,379,500
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,328,240
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/24	5,630,000		6,766,134
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	1,185,000		1,333,338
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/27	2,250,000		2,625,908
Jacksonville Electric Authority,
Water and Sewer System Revenue	5.00	10/1/29	2,500,000		2,951,775
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/21	4,000,000		4,621,520
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,703,265
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.38	10/1/35	5,000,000		5,548,200
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,500,000		4,109,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 7.8% (continued)
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,551,300
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare Health
System Issue) (Insured; National Public
Finance Guarantee Corp.)	1.43	11/15/23	4,550,000	[d]	4,311,125
Tampa Bay Water Regional Water Supply
Authority,
Utility System Improvement Revenue
(Insured; National Public Finance
Guarantee Corp.)	6.00	10/1/29	5,000,000		6,725,550
					106,488,875
Georgia - 2.0%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	1,190,000		1,307,286
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	11/1/19	2,310,000	[e]	2,547,699
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/20	1,000,000		1,050,150
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	7,705,000		8,619,429
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	8,400,000		9,872,940
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,852,520
					27,250,024
Idaho - .6%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/32	7,625,000		7,639,792
Illinois - 8.3%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	6,185,000		7,076,939
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,695,000		3,063,083
Chicago,
Second Lien Water Revenue	5.00	11/1/28	7,200,000		8,266,248
Chicago Park District,
Limited Tax GO	5.00	1/1/27	3,000,000		3,376,950
Chicago Transit Authority,
Second Lien Sales Tax Receipts Revenue	5.00	12/1/46	7,250,000		7,986,962
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	5,000,000		5,578,250
Illinois,
Sales Tax Revenue	5.00	6/15/24	5,000,000		5,882,050
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/29	9,500,000		10,759,605

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 8.3% (continued)
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/30	10,305,000	11,610,850
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,851,225
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	2,500,000	2,757,000
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000	3,770,748
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	5,000,000	5,762,400
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	1,500,000	1,721,835
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	13,090,000	13,153,356
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	5,500,000	6,294,805
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,480,000	1,696,361
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	5,000,000	5,667,200
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	5,000,000	5,493,500
				113,769,367
Indiana - .4%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	2,500,000	2,905,700
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport Authority
Project)	5.00	1/1/26	2,000,000	2,394,300
				5,300,000
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,500,000	2,901,250
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/25	5,910,000	6,969,072
				9,870,322
Kentucky - 1.8%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	9,375,000	9,397,219
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	6,000,000	6,911,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky - 1.8% (continued)
Mount Sterling,
LR (Kentucky League of Cities Funding
Trust Program)	6.10	3/1/18	7,955,000	8,215,288
				24,523,907
Louisiana - 3.4%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/39	8,000,000	9,076,560
Louisiana Local Government Environmental
Facilities and Community Development
Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	2,000,000	2,037,680
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	6,500,000	7,129,395
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	7,825,000	8,772,138
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	5,000,000	5,583,800
New Orleans Aviation Board,
Gulf Opportunity Zone Customer Facility
Charge Revenue (Consolidated Rental
Car Project)	6.25	1/1/30	5,000,000	5,322,200
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	7,800,000	8,535,384
				46,457,157
Maine - .4%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	5,000,000	5,722,900
Maryland - 1.3%
Baltimore Convention Center Hotel,
Revenue (Convention Center Hotel
Project)	5.00	9/1/46	3,500,000	3,908,415
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	2,500,000	2,694,725
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	4,000,000	4,499,680
Montgomery County,
Consolidated Public Improvement GO	5.00	12/1/24	5,165,000	6,438,586
				17,541,406
Massachusetts - 3.0%
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	5,000,000	6,149,100
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	11,000,000	12,051,160

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 3.0% (continued)
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	3,725,000	4,097,388
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/30	3,000,000	3,329,490
Massachusetts Housing Finance Agency,
Housing Revenue	5.30	6/1/49	5,940,000	5,948,435
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	3,725,000	4,361,454
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	5,000,000	5,689,850
				41,626,877
Michigan - 3.3%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	10,000,000	11,108,900
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	7,710,000	8,903,816
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,838,850
Michigan Finance Authority,
HR (Sparrow Obligated Group)	5.00	11/15/34	2,965,000	3,377,372
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	6,000,000	6,921,780
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	5,000,000	5,729,850
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,540,000	1,512,064
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/45	5,000,000	5,562,850
				45,955,482
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Senior Airport Revenue	5.00	1/1/36	1,650,000	1,957,808
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/30	1,565,000	1,814,492
				3,772,300
Missouri - 1.5%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/22	8,380,000	9,520,015

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 1.5% (continued)
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/29	3,770,000		4,439,891
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,725,000		4,360,336
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2 Project)	5.00	1/1/33	2,200,000		2,490,510
					20,810,752
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	2,975,000		3,414,943
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/41	3,050,000		3,466,813
					6,881,756
Nevada - 1.6%
Clark County,
Airport System Revenue	5.00	7/1/40	19,000,000		21,812,000
New Jersey - 3.6%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	5,000,000	[b]	5,033,650
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	2,250,000		2,424,915
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	5,000,000		5,416,550
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	3,250,000		3,405,935
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	3,130,000		3,358,240
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	7,550,000		8,027,764
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/28	3,000,000		3,454,590
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured; Assured
Guaranty Corp.)	6.13	6/1/30	5,925,000		6,132,316
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		5,892,750
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	1.37	1/1/30	7,500,000	[d]	6,900,000
					50,046,710
New Mexico - .5%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.42	8/1/19	7,500,000	[d]	7,485,825

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 12.3%
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/29	7,375,000		8,803,242
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	6,170,000		7,468,970
New York City,
GO	5.00	3/1/25	5,000,000		6,061,150
New York City,
GO	5.00	8/1/25	5,380,000		6,492,100
New York City,
GO	5.00	10/1/36	11,505,000		12,998,234
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/25	14,625,000		15,989,659
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,709,465
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/34	7,500,000		8,464,950
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/35	15,055,000		16,741,009
New York Liberty Development Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/31	5,000,000		5,675,200
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	7,500,000	[b]	8,064,300
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,000,000		1,263,410
New York State Dormitory Authority,
Revenue (New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/27	9,500,000		11,970,285
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	10,000,000		11,919,600
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	7,100,000		8,366,711
New York State Thruway Authority,
General Revenue	5.00	1/1/27	5,000,000		5,951,450
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,100,000		1,213,410
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	1,500,000		1,617,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 12.3% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	6,500,000		7,106,840
Port Authority of New York and New Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	4,125,000		5,007,461
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/23	6,430,000		7,655,301
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/31	3,000,000		3,459,570
					168,999,797
North Carolina - .5%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Duke
University Health System)	5.00	6/1/28	3,250,000		4,096,755
North Carolina Turnpike Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/39	2,000,000		2,307,540
					6,404,295
Ohio - 1.5%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	38,000,000	[c]	2,759,940
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,380,000		3,760,453
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.25	2/15/47	2,500,000		2,738,625
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of the
Greater Cincinnati)	5.00	12/1/29	2,250,000		2,680,943
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.00	1/1/38	5,000,000		5,672,500
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	3,000,000		3,484,500
					21,096,961
Pennsylvania - 3.6%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000		5,722,550
Geisinger Authority,
Health System Revenue (Geisinger
Health System) (Prerefunded)	5.25	6/1/19	11,750,000	[e]	12,751,100
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	5,240,000		5,964,273
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000		5,462,250
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/34	2,160,000		2,492,510

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 3.6% (continued)
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	4,500,000	5,313,870
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,476,700
Philadelphia School District,
GO	5.00	9/1/27	5,000,000	5,717,550
				48,900,803
South Carolina - 2.9%
Columbia,
Waterworks and Sewer System Revenue	5.00	2/1/36	8,000,000	8,889,920
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	2,740,000	3,001,834
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,000,000	10,653,800
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	16,000,000	17,475,520
				40,021,074
South Dakota - .7%
South Dakota Health and Educational
Facilities Authority,
Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000	5,556,200
South Dakota Health and Educational
Facilities Authority,
Revenue (Sanford)	5.00	11/1/35	3,000,000	3,416,970
				8,973,170
Tennessee - .5%
Chattanooga Health Educational and
Housing Board,
Revenue (Catholic Health Initiatives)	5.25	1/1/40	1,500,000	1,597,575
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/38	5,000,000	5,486,450
				7,084,025
Texas - 7.3%
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/29	1,880,000	2,209,940
Corpus Christi,
Utility System Junior Lien Improvement
Revenue	5.00	7/15/40	5,000,000	5,677,350
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	3,000,000	3,484,830
Fort Worth,
Water and Sewer System Revenue	5.00	2/15/27	5,320,000	6,437,466
Harris County Cultural Education Facilities
Finance Corporation,
HR (Texas Children's Hospital Project)	5.25	10/1/29	4,000,000	4,368,680
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/28	4,000,000	4,781,040
Houston Community College System,
Limited Tax GO	5.00	2/15/29	4,000,000	4,691,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 7.3% (continued)
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	4,450,000	4,947,288
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	7,895,000	8,976,062
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	14,250,000	16,415,572
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	605,000	620,228
Plano Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	2/15/25	4,150,000	5,133,841
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	9,275,000	10,534,730
Socorro Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	8/15/29	4,080,000	4,815,379
Tarrant County Cultural Education Facilities
Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000	2,841,700
Texas Transportation Commission,
Central Texas Turnpike System First Tier
Revenue	5.00	8/15/41	3,530,000	3,903,615
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	5,000,000	5,699,050
Wichita Falls,
Water and Sewer System Revenue	5.00	8/1/24	4,195,000	5,031,273
				100,569,364
Utah - 1.0%
Metropolitan Water District of Salt Lake and
Sandy,
Water Revenue Project Bonds	5.00	7/1/37	3,000,000	3,429,780
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/37	3,500,000	4,075,295
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	3,250,000	3,353,578
Utah Transit Authority,
Subordinated Sales Tax Revenue	5.00	6/15/35	2,645,000	3,042,755
				13,901,408
Virginia - .7%
Danville Industrial Development Authority,
HR (Danville Regional Medical Center)
(Insured; AMBAC) (Escrowed to
Maturity)	5.25	10/1/28	1,500,000	1,778,475

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - .7% (continued)
Virginia Housing Development Authority,
Commonwealth Mortgage Revenue	5.00	10/1/26	8,250,000		8,270,872
					10,049,347
Washington - 3.8%
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/34	2,000,000		2,398,600
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/35	2,795,000		3,339,159
Seattle,
Drainage and Wastewater Improvement
Revenue	5.00	9/1/27	5,000,000		5,796,950
Seattle,
Municipal Light and Power Improvement
Revenue	5.00	6/1/23	6,790,000		8,016,546
Washington,
GO (Various Purpose)	5.00	7/1/27	3,500,000		4,302,690
Washington,
GO (Various Purpose)	5.00	8/1/35	10,000,000		11,747,300
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000		3,116,317
Washington Health Care Facilities Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	12,375,000		13,714,594
					52,432,156
Wisconsin - 3.3%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	6,000,000		6,734,040
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	5,000,000		5,649,300
Tender Option Bond Trust
Receipts/Certificates,
Revenue (Ascension Health Alliance
Senior Credit Group) (Morgan Stanley
Municipal Trust Program Residual Series
3337) Recourse	5.00	11/15/43	10,000,000	[b,f]	11,203,100
Wisconsin Environmental Improvement
Fund,
Revenue	5.00	6/1/32	3,205,000		3,840,776
Wisconsin Health and Educational Facilities
Authority,
Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,462,550
Wisconsin Health and Educational Facilities
Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000		3,333,540
Wisconsin Health and Educational Facilities
Authority,
Revenue (ProHealth Care, Inc. Obligated
Group)	5.00	8/15/39	6,100,000		6,817,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 3.3% (continued)
Wisconsin Transportation,
Revenue	5.00	7/1/33	1,550,000	1,825,404
				44,866,680
Total Investments (cost $1,278,729,840)			98.9%	1,359,334,225
Cash and Receivables (Net)			1.1%	14,679,708
Net Assets			100.0%	1,374,013,933

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$25,869,195 or 1.88% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Variable rate security—rate shown is the interest rate in effect at period end.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,359,334,225	-	1,359,334,225
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

† See Statement of Investments for additional detailed categorizations.
Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2017, accumulated net unrealized appreciation on investments was $80,604,385, consisting of $84,886,840 gross unrealized appreciation and $4,282,455 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)